Commitments	12 Months Ended
Dec. 31, 2019
Disclosure of Commitments [Abstract]
Commitments

NOTE 17 - Commitments

a)	The Company has two separate consulting agreements with officers and directors of the Company to provide management consulting and exploration services to the Company for an indefinite term. The agreements require total combined payments of $50,750 per month. Included in each agreement is a provision for a two-year payout in the event of termination without cause and three-year payout in the event of a change in control.

b)	The Company has an employment agreement with an employee of the Company to provide exploration services to the Company for an indefinite term. The agreement requires payment of US$16,050 per month. Included in the agreement is a provision for a two-year payout in the event of a termination following a change in control.

c)	The Company has an employment agreement with an officer of the Company to provide corporate secretarial and legal services to the Company for an indefinite term. The agreement requires payment of $19,167 per month. Included in the agreement is a provision for a two-year payout in the event of termination without cause or in the event of a change in control.

d)	The Company has two separate employment agreements with an officer and an employee of the Company to provide exploration services to the Company for an indefinite term. The agreements require total combined payments of US$31,875 per month. Included in each agreement is a provision for a one-year payout in the event of a termination following a change in control.